Long-Term Investments - Schedule of Long-term investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of LongTermInvestments [Line Items]
Beginning balance	¥ 1,549,176	¥ 1,000
Additons	730,477	959,855
Fair value change through earnings	25,062	591,506
Share of results of equity method investees	4,117	0	¥ 0
Disposals (Note 26(5))	(165,000)	0	(16,000)
Foreign currency translation	151,200	(3,185)
Ending balance	2,295,032	1,549,176	1,000
Equity Securities [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	210,354	1,000
Additons	0	209,900
Fair value change through earnings	95,752	0
Changes from equity investment to debt investment	(116,129)
Foreign currency translation	1,023	(546)
Ending balance	191,000	210,354	1,000
Equity investments with readily determinable fair values [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	0	0
Additons	191,981	0
Fair value change through earnings	(78,282)	0
Foreign currency translation	(1,058)	0
Ending balance	112,641	0	0
Debt Securities [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	1,338,822	0
Additons	209,451	749,955
Fair value change through earnings	7,592	591,506
Changes from equity investment to debt investment	116,129
Disposals (Note 26(5))	(165,000)
Foreign currency translation	119,137	(2,639)
Ending balance	1,626,131	1,338,822	0
Equity method investments [Member]
Schedule Of LongTermInvestments [Line Items]
Beginning balance	0	0
Additons	329,045	0
Share of results of equity method investees	4,117
Foreign currency translation	32,098	0
Ending balance	¥ 365,260	¥ 0	¥ 0